Shareholder Report, Holdings (Details) - C000251293	Aug. 31, 2025
45378A106 | Independence Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
902653104 | UDR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
74340W103 | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
5852842 | Accor S.A.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
59522J103 | Mid-America Apartment Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
G4253H101 | James Hardie Industries plc
Holdings [Line Items]
Percent of Net Asset Value	5.90%
87724P106 | Taylor Morrison Home Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.70%
46187W107 | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
32054K103 | First Industrial Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
29472R108 | Equity LifeStyle Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	72.90%